Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets, Current [Abstract]
Cash and cash equivalents	$ 3,781	$ 3,702
Marketable securities, available-for-sale	0	3,808
Prepaid expenses and other current assets	371	619
Total current assets	4,152	8,129
Other assets	0	206
Total assets	4,152	8,335
Liabilities, Current [Abstract]
Accounts payable	977	918
Accrued expenses	711	1,430
Warrant liability	122	0
Other current liabilities	0	97
Total current liabilities	1,810	2,445
Other liabilities	0	72
Total liabilities	1,810	2,517
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Common stock, $0.0001 par value; 250,000,000 shares authorized; 6,812,836 and 4,506,216 shares issued and outstanding as of December 31, 2021 and 2020, respectively	1	0
Additional paid-in-capital	31,267	27,722
Accumulated other comprehensive loss	0	(2)
Accumulated deficit	(28,926)	(21,902)
Total stockholders' equity (deficit)	2,342	5,818
Total liabilities and stockholders' equity (deficit)	$ 4,152	$ 8,335